Commitments, contingencies and litigation (Details) - EUR (€) € in Thousands		1 Months Ended	6 Months Ended
	Jul. 03, 2017	Jul. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [table]
Non-cancellable off-balance sheet purchase commitments			€ 6,612
Total provisions			669	€ 774
Tax and employee-related payables			6,013	7,021
Payment of short term tax liability			693
Tax contingent liability
Disclosure of contingent liabilities [table]
Tax and employee-related payables				€ 1,367
Grants of employee equity instruments
Disclosure of contingent liabilities [table]
Total provisions			586
Loan agreement with Société Générale
Disclosure of contingent liabilities [table]
Security interest on pledge of financial instruments will be released in 2024	€ 4,200
Security interest on pledge of financial instruments will be released in 2027	5,000
Security interest on pledge of financial instruments will be released in 2031	€ 6,000
Loan agreement with Société Générale | Changes to commitments
Disclosure of contingent liabilities [table]
Security interest on pledge of financial instruments released in 2024 including interest		€ 4,427
Preclinical Services
Disclosure of contingent liabilities [table]
Non-cancellable off-balance sheet purchase commitments			3,020
Clinical Services
Disclosure of contingent liabilities [table]
Non-cancellable off-balance sheet purchase commitments			€ 3,592